Capital Risk (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources
This table shows our qualifying regulatory capital:

	2022	2021
	£m	£m
CET1 capital	10,799	10,820
AT1 capital	1,956	2,119
Tier 1 capital	12,755	12,939
Tier 2 capital	1,548	1,816
Total regulatory capital(1)	14,303	14,755
(1)    Capital resources include a transitional IFRS 9 benefit at 31 December 2022 of £19m(2021: £21m).